Other operating income	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Other operating income

Other operating income consisted of the following:

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2019	2018	2017
Other operating income from related parties	140	-	88
Other operating income - other	40	289	1,438
Total other operating income	180	289	1,526

In the year 2019, other operating income from related parties was made up of the amounts invoiced by WISeKey to the OISTE Foundation for the use of its premises and equipment.

In 2019, the Group recorded gains of respectively USD 23,387 and USD 16,538 on the liquidation of its subsidiaries WISeKey Italia s.r.l. and WISeKey Singapore Pte Ltd, classified as other operating income.